CONTRIBUTED EQUITY	9 Months Ended
Mar. 31, 2020
CONTRIBUTED EQUITY [Abstract]
CONTRIBUTED EQUITY

7.	CONTRIBUTED EQUITY

	March 31, 2020 US$	June 30, 2019 US$
Issued capital
824,320,206 fully paid ordinary shares (June 30, 2019: 670,380,352)	63,429,107	48,853,707

(a)	Movements in issued capital

Date	Details	Number of Ordinary Shares	Issue Price		US$
Jul 1, 2019	Opening balance	670,380,352			48,853,707
Jul 10, 2019	Issuance of shares	145,000,000	$	A0.145	14,557,710
Dec 20, 2019	Exercise of incentive options	8,939,854		-	706,570
	Share issue costs	-		-	(688,880)
Mar 31, 2020	Closing balance	824,320,206			63,429,107

Jul 1, 2018	Opening balance	559,030,352			40,483,348
Jul 31, 2018	Conversion of performance rights	200,000		-	27,828
Dec 7–13, 2018	Issuance of shares	107,590,909	$	A0.11	8,560,221
Feb 1, 2019	Issuance of shares	3,409,091	$	A0.11	271,538
Feb 1, 2019	Conversion of performance rights	150,000		-	20,637
	Share issue costs			-	(509,865)
Jun 30, 2019	Closing balance	670,380,352			48,853,707